Appendix V: Interest-Bearing Debt (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Nov. 16, 2021 EUR (€)	Sep. 30, 2021 EUR (€)	Aug. 31, 2021 EUR (€)	Aug. 16, 2021 EUR (€)	Aug. 06, 2021 EUR (€)	Jul. 27, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 14, 2021 EUR (€)	May 12, 2021 USD ($)	Mar. 15, 2021 EUR (€)	Mar. 12, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 84,794													€ 109,267
Borrowings	30,339
Telefonica, S.A. | Structured financing due July 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													15
Telefonica, S.A. | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	82
Borrowings	72													162
Telefonica, S.A. | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	100
Borrowings	89													152
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	326
Borrowings	288													338
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	221
Borrowings	221													281
Telefonica, S.A. | Credit Facility due March 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													111
Early repayment of debt			€ 100
Telefonica, S.A. | Bilateral loan due June 16, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													200
Early repayment of debt					€ 200
Telefonica, S.A. | Bilateral loan due June 8, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													200
Early repayment of debt						€ 200
Telefonica, S.A. | Bilateral loan due June 14, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													150
Early repayment of debt										€ 150
Telefonica, S.A. | Syndicated loan due March 15, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500											€ 5,500
Borrowings	0													0
Telefónica Germany GmbH & Co. OHG | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	258													333
Telefónica Germany GmbH & Co. OHG | Syndicated loan due December 17, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750	€ 750
Borrowings	0													0
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 1) due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	300													0
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150													0
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan due March 24, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	117													175
Colombia Telecomunicaciones S.A. E.S.P. | Syndicated loan due July 27, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													204
Early repayment of debt | $							$ 31.0	$ 53.5	$ 53.0		$ 12.5		$ 100.0
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral loan due March 19, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	111													0
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300
Borrowings	162													197
Telxius Telecom, S.A. | Bilateral loan due August 31, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0													150
Early repayment of debt				€ 150
Telefónica Móviles Chile, S.A. | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	€ 124													€ 114